Derivatives - Schedule of Transactions hedged by Cash Flow Hedges (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 16,964	€ 16,353
GBP [member] | Derivative Instrument at 6.375% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 850
Start of period	Jan-19
End of period	Jun-19
Rate applied	6.375%
Interest period	Annually
Notional hedging	€ 1,214
Foreign exchange hedging rate	0.05311
GBP [member] | Derivative Instrument at 5.875% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 375
Start of period	Jan-19
End of period	May-23
Rate applied	5.875%
Interest period	Annually
Notional hedging	€ 552
Foreign exchange hedging rate	0.05535
JPY [member] | Derivative instrument at 5.000% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 20,000
Start of period	Jan-19
End of period	Oct-29
Rate applied	5.00%
Interest period	Semiannually
Notional hedging	€ 174
Foreign exchange hedging rate	0.05940
JPY [member] | Derivative instrument at 0.750% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 20,000		$ 187.6
Start of period	Jan-19
End of period	Oct-29
Rate applied	0.75%
Interest period	Semiannually
Notional hedging	€ 138
Foreign exchange hedging rate	0.00696
USD [member] | Derivative instrument at 6.375% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-19
End of period	Nov-33
Rate applied	6.375%
Interest period	Semiannually
Notional hedging	€ 849
Foreign exchange hedging rate	0.05994
USD [member] | Derivative instrument at 5.303% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,500
Start of period	Jan-19
End of period	May-24
Rate applied	5.303%
Interest period	Semiannually
Notional hedging	€ 1,099
Foreign exchange hedging rate	0.04226
USD [member] | Derivative Instrument at 6% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 760
Start of period	Jan-19
End of period	Jun-19
Rate applied	7.175%
Interest period	Semiannually
Notional hedging	€ 549
Foreign exchange hedging rate	0.06689
USD [member] | Derivative Instrument at 5.303% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-19
End of period	Sept-34
Rate applied	6.00%
Interest period	Semiannually
Notional hedging	€ 794
Foreign exchange hedging rate	0.04332
USD [member] | Derivative instrument at 7.200% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-19
End of period	July-36
Rate applied	7.20%
Interest period	Semiannually
Notional hedging	€ 791
Foreign exchange hedging rate	0.05884
USD [member] | Derivative instrument at 7.720% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-19
End of period	Jun-38
Rate applied	7.721%
Interest period	Semiannually
Notional hedging	€ 645
Foreign exchange hedging rate	0.07470